Basis of Presentation and General Information	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Basis of Presentation and General Information [LineItems]
Basis of Presentation and General Information
1.
Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Heidmar Inc. (“HMI”) and its controlled subsidiaries (collectively, the “Company” or “we”) which engages in marine transportation services on an international basis that consists of five business activities: management services to pools of vessels that share operational costs and revenues (“pool management services”), commercial management services for individual vessels (“commercial management services”), sale and purchase services for vessels, which involves assisting clients with the buying and selling of ships (“S&P services”), technical management services for individual vessels (“technical management services”) and chartering of vessels through charter in and charter out (“charter in – charter out”). Heidmar Inc. was formed under the laws of Republic of Liberia on December 3, 1987 and redomiciled into the Republic of the Marshall Islands on December 4, 2006.

As of December 31, 2024, the consolidated financial statements include Heidmar Inc. and the following controlled subsidiaries:

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Heidmar International Pools Inc.
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Heidmar2020 LLC
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Cash Custodian Inc.
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Heidmar Bulkers Inc.
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Heidmar Investments LLC
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Heidmar UK Limited
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Heidmar UK Trading Limited
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Heidmar (Far East) LLC
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Heidmar (Far East) Pte. Ltd.
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Heidmar (Far East) Tankers Pte Ltd.
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Heidmar DMCC
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Heidmar Trading DMCC
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Ocean Star Inc.
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Ocean Dolphin Inc.
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Heidmar Maritime Holdings Corp.
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HMR Merger Sub Inc.
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Landbridge Ship Management (HK) Limited

In addition, as of December 31, 2024, Heidmar Inc. owns 50% of the shares of BH Cape Holdings Pte. Ltd. and exercises joint control over this entity (Note 16).

Heidmar Maritime Holdings Corp.
Basis of Presentation and General Information [LineItems]
Basis of Presentation and General Information
1.
Basis of Presentation and General Information

Heidmar Maritime Holdings Corp. (the “Company”), was incorporated by Heidmar Inc. (or “Heidmar” or “Parent”) on May 7, 2024 under the laws of the Republic of the Marshall Islands, having a share capital of 100 registered shares, at $0.001 par value, issued to the Parent. The shares were issued for no consideration. On June 18, 2024, MGO Global Inc. (“MGO”), Heidmar, the Company, HMR Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of the Company, and Rhea Marine Ltd. and Maistros Shipinvest Corp. (together, the “Heidmar Shareholders”) entered into a Business Combination Agreement, which provided for a business combination between MGO and Heidmar, as a result of which, MGO and Heidmar would become wholly owned subsidiaries of the Company. On December 17, 2024 and on January 31, 2025, the relevant parties entered into the first and the second amendments to the Business Combination Agreement, respectively. The Business Combination Agreement, as amended by the first and the second amendments to the Business Combination Agreement is collectively referred to as the “Business Combination Agreement.”.

Pursuant to the Business Combination Agreement, on February 19, 2025, (i) MGO merged with and into Merger Sub, with MGO surviving the merger as a wholly owned subsidiary of the Company and (ii) the Heidmar Shareholders transferred all of their common shares of Heidmar to the Company, with Heidmar Inc. becoming a wholly owned subsidiary of the Company. As consideration, pursuant to the Business Combination Agreement, the Company issued to (a) the stockholders of MGO an aggregate of 3,212,365 of the Company’s common shares, par value $0.001 per share (“common shares”), (b) MGO’s financial advisor 1,413,462 common shares and (c) the Heidmar Shareholders an aggregate of 52,476,758 common shares (the foregoing, together with the other transactions contemplated by the Business Combination Agreement, is referred to herein as the “Business Combination”)

On February 20, 2025, the Company’s common shares commenced trading on the Nasdaq Capital Market, or Nasdaq, under the symbol “HMR” (Note 6).

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP (“US GAAP).

At December 31, 2024, the Company had a working capital deficit of $915,995. The Company expects to finance its working capital deficit through additional Parent’s financial support. Therefore, the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.